World Omni Auto Receivables Trust 2011-B Monthly Servicer Certificate October 31, 2012	Exhibit 99.1

Dates Covered
Collections Period	10/01/12 - 10/31/12
Interest Accrual Period	10/15/12 - 11/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/12	492,969,580.70	30,159
Yield Supplement Overcollateralization Amount at 09/30/12	13,350,092.66	0

Receivables Balance at 09/30/12	506,319,673.36	30,159
Principal Payments	19,649,704.22	813
Defaulted Receivables	929,266.15	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/12	12,594,914.99	0

Pool Balance at 10/31/12	473,145,788.00	29,296

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	6,678,516.17	551
Past Due 61-90 days	1,521,442.47	117
Past Due 91 + days	234,171.71	20

Total	8,434,130.35	688

Total 31+ Delinquent as % Ending Pool Balance	1.78%

Recoveries	423,566.17

Aggregate Net Losses/(Gains) - October 2012	505,699.98

Overcollateralization Target Amount	24,840,153.87
Actual Overcollateralization	24,840,153.87

Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	5.65%
Weighted Average Remaining Term	49.50

Flow of Funds	$ Amount

Collections	21,847,381.41
Advances	(12,929.55)
Investment Earnings on Cash Accounts	2,592.77
Servicing Fee	(421,933.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,415,111.57

Distributions of Available Funds
(1) Class A Interest	354,986.06
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,783,043.58
(7) Distribution to Certificateholders	2,245,413.48
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,415,111.57

Servicing Fee	421,933.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 10/15/12	467,088,677.71
Principal Paid	18,783,043.58
Note Balance @ 11/15/12	448,305,634.13

Class A-1
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-2
Note Balance @ 10/15/12	117,364,677.71
Principal Paid	18,783,043.58
Note Balance @ 11/15/12	98,581,634.13
Note Factor @ 11/15/12	50.0414386%

Class A-3
Note Balance @ 10/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	243,000,000.00
Note Factor @ 11/15/12	100.0000000%

Class A-4
Note Balance @ 10/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	87,531,000.00
Note Factor @ 11/15/12	100.0000000%

Class B
Note Balance @ 10/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	19,193,000.00
Note Factor @ 11/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	386,654.51
Total Principal Paid	18,783,043.58

Total Paid	19,169,698.09

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	63,572.53
Principal Paid	18,783,043.58

Total Paid to A-2 Holders	18,846,616.11

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5486609
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6530494

Total Distribution Amount	27.2017103

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3227032
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	95.3453989

Total A-2 Distribution Amount	95.6681021

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/12	93,402.16
Balance as of 10/31/12	80,472.61
Change	(12,929.55)

Reserve Account
Balance as of 10/15/12	1,810,700.07
Investment Earnings	230.60
Investment Earnings Paid	(230.60)
Deposit/(Withdrawal)	-
Balance as of 11/15/12	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07